Prepaid expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses
Prepayments to hub partners	R$ 10,734	R$ 5,109
Prepayments to suppliers	4,394	4,145
Software licensing	2,292	389
Prepayments to employees	1,986
Insurance	304	208
Costs related to future issuances		8,070
Prepaid expenses	R$ 19,710	R$ 17,921